Schedule of Investments (unaudited) January 31, 2020	BlackRock International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.2%

Australia — 1.4%
Qantas Airways Ltd.	2,199,140	$9,323,868

Brazil — 3.2%
Banco do Brasil SA	1,280,594	14,442,789
XP, Inc., Class A(a)(b)	187,392	7,521,915

		21,964,704

Canada — 4.6%
Rogers Communications, Inc., Class B	626,019	31,343,523

China — 7.3%
Alibaba Group Holding Ltd. - ADR(a)	72,300	14,936,457
Ping An Insurance Group Co. of China Ltd., H Shares	1,461,500	16,526,438
Wuxi Biologics Cayman, Inc.(a)(c)	1,433,000	18,124,413

		49,587,308

France — 6.9%
AXA SA	881,564	23,442,254
Ubisoft Entertainment SA(a)	311,025	23,588,702

		47,030,956

Germany — 9.7%
Knorr-Bremse AG	222,136	24,268,987
MorphoSys AG(a)	107,723	13,434,670
Volkswagen AG, Preference Shares	158,218	28,386,434

		66,090,091

Iceland — 2.2%
Marel HF	3,204,048	15,137,738

India — 1.8%
IndusInd Bank Ltd.	682,181	11,989,709

Italy — 3.1%
Intesa Sanpaolo SpA	8,423,061	20,918,873

Japan — 11.0%
FANUC Corp.	75,800	13,805,454
Recruit Holdings Co. Ltd.	613,200	23,900,268
Sony Corp.	529,400	37,019,303

		74,725,025

Mexico — 2.2%
Grupo Financiero Banorte SAB de CV, Class O	2,393,962	14,753,612

Netherlands — 4.2%
ASML Holding NV	34,764	9,756,107
Koninklijke DSM NV	155,565	18,933,186

		28,689,293

Security	Shares	Value

Portugal — 1.6%
Banco Comercial Portugues SA, Class R	52,209,455	$11,074,771

Singapore — 1.5%
Sea Ltd. - ADR(a)(b)	220,144	9,959,315

South Korea — 2.0%
LG Chem Ltd.	49,723	13,864,751

Spain — 2.3%
Masmovil Ibercom SA(a)	752,841	15,748,647

Sweden — 2.7%
Hexagon AB, Class B	344,942	18,752,352

Switzerland — 8.2%
Nestlé SA, Registered Shares	278,017	30,663,246
Roche Holding AG	75,668	25,384,240

		56,047,486

United Kingdom — 4.8%
BAE Systems PLC	2,068,352	17,194,104
Burberry Group PLC	596,664	15,298,690

		32,492,794

United States — 16.5%
Equinix, Inc.	28,261	16,666,360
Mondelez International, Inc., Class A	315,984	18,131,162
ON Semiconductor Corp.(a)	1,212,327	28,065,370
PayPal Holdings, Inc.(a)	184,388	20,999,949
PTC, Inc.(a)	153,764	12,780,864
Viavi Solutions, Inc.(a)	1,103,542	15,559,942

		112,203,647

Total Long-Term Investments — 97.2% (Cost: $577,284,999)		661,698,463

Short-Term Securities — 3.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(d)(f)	23,851,876	23,851,876
SL Liquidity Series, LLC, Money Market Series, 1.71%(d)(e)(f)	2,436,059	2,436,790

Total Short-Term Securities — 3.9% (Cost: $26,288,666)		26,288,666

Total Investments — 101.1% (Cost: $603,573,665)		687,987,129

Liabilities in Excess of Other Assets — (1.1)%		(7,340,420)

Net Assets — 100.0%		$680,646,709

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	23,851,876	23,851,876	$23,851,876	$85,020		$89	$—
SL Liquidity Series, LLC, Money Market Series	10,257,968	(7,821,909)	2,436,059	2,436,790	2,157	(b)	—	—

				$26,288,666	$87,177		$89	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock International Fund

Portfolio Abbreviation

ADR American Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$9,323,868	$—	$9,323,868
Brazil	21,964,704	—	—	21,964,704
Canada	31,343,523	—	—	31,343,523
China	14,936,457	34,650,851	—	49,587,308
France	—	47,030,956	—	47,030,956
Germany	24,268,987	41,821,104	—	66,090,091
Iceland	15,137,738	—	—	15,137,738
India	—	11,989,709	—	11,989,709
Italy	—	20,918,873	—	20,918,873
Japan	—	74,725,025	—	74,725,025
Mexico	14,753,612	—	—	14,753,612
Netherlands	—	28,689,293	—	28,689,293
Portugal	—	11,074,771	—	11,074,771
Singapore	9,959,315	—	—	9,959,315
South Korea	—	13,864,751	—	13,864,751
Spain	—	15,748,647	—	15,748,647
Sweden	—	18,752,352	—	18,752,352
Switzerland	—	56,047,486	—	56,047,486
United Kingdom	—	32,492,794	—	32,492,794
United States	112,203,647	—	—	112,203,647
Short-Term Securities	23,851,876	—	—	23,851,876

Subtotal	$268,419,859	$417,130,480	$—	$685,550,339

Investments Valued at Net Asset Value (“NAV”)(a)				2,436,790

Total Investments				$687,987,129

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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